Non-current and current Borrowings - Summary of Changes in Liabilities from Financing Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 2,165.2	$ 2,210.4
Cash inflows	130.7	175.1
Cash outflows	(701.0)	(297.1)
Currency translation	(19.0)	36.3
Other non-cash changes	44.6	40.6
Ending Balance	1,620.5	2,165.2
Borrowings (current and non-current)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,066.2	2,115.6
Cash inflows	130.0	175.1
Cash outflows	(685.7)	(271.2)
Currency translation	(13.6)	30.4
Other non-cash changes	54.7	16.2
Ending Balance	1,551.6	2,066.2
Other liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	17.5	19.7
Cash inflows	0.7
Cash outflows		(10.6)
Currency translation	(0.1)	(0.1)
Other non-cash changes	(13.4)	8.7
Ending Balance	4.7	17.5
Lease liabilities (current and non-current)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	81.5	75.1
Cash outflows	(15.3)	(15.3)
Currency translation	(5.3)	6.0
Other non-cash changes	3.4	15.7
Ending Balance	$ 64.2	$ 81.5